Fair Value Measurements - Summary of Carrying Amount And Fair Value of Financial Assets And Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	¥ 38,966,655	¥ 33,625,035
Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	36,795,373	32,795,058
At fair value [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	39,407,482	34,004,152
At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	36,700,382	32,679,114
Level 2 [Member] | At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	29,046,698	25,706,416
Level 3 [Member] | At fair value [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	39,407,482	34,004,152
Level 3 [Member] | At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	¥ 7,653,684	¥ 6,972,698